Employees' Retirement Benefits (Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (134,522)	¥ (129,189)
Asset for employees' retirement benefits	4,898	10,220
Net amount recognized	¥ (129,624)	¥ (118,969)